FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2016
FAIR VALUE MEASUREMENTS

16. FAIR VALUE MEASUREMENTS

Assets and Liabilities Measured at Fair Value on a Recurring Basis

The fair values of the common stock warrants were measured using the Black-Scholes option-pricing model (Note 23). Inputs used to determine estimated fair value of the warrant liabilities include the estimated fair value of the underlying stock at the valuation date, the estimated term of the warrants, risk-free interest rates, expected dividends and the expected volatility of the underlying stock. The significant unobservable inputs used in the fair value measurement of the warrant liability are the fair value of the underlying stock at the valuation date and the estimated term of the warrants. The fair value of convertible note is based on a discounted cash flow model with an unobservable input of discount rate. (Level 3).

In 2015, the Group issued warrants in connection with its convertible notes. The warrants are recorded at fair market value at the date of issuance and subsequently at each reporting date. The following table presents the change in the warrants liability that were measured at fair value on a recurring basis using significant Level 3 inputs during the year 2015 and 2016 (Note 23).

	2015	2016	2016
	RMB	RMB	US$ (Note 3)
Balance at issuance date/the beginning of the year	57,285,780	64,414,941	9,277,681
Unrealized loss recognized in other comprehensive income	7,129,161	(48,057,204)	(6,921,677)

Balance at the end of the year	64,414,941	16,357,737	2,356,004

Assets and Liabilities Measured at Fair Value on a Non-recurring Basis

The following table displays assets and liabilities measured at fair value on a non-recurring basis for the years ended December 31, 2014, 2015 and 2016, respectively.

		Fair Value Measurements at Reporting Date Using
	Year Ended December 31, 2015	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Losses (gains)
		RMB	RMB	RMB	RMB
Receivable from WoW game points refund agent (Note 14)	—	—	—	—	8,439,580

Total	—	—	—	—	8,439,580

		Fair Value Measurements at Reporting Date Using
	Year Ended December 31, 2014	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Losses (gains)
		RMB	RMB	RMB	RMB
Prepayment for equipment (Note 14)					3,555,845

Total	—	—	—	—	3,555,845